Shareholders’ Equity (Deficit) (Details) - Schedule of Weighted-Average Assumptions	12 Months Ended
Dec. 31, 2023
Schedule of Weighted Average Assumptions [Abstract]
Expected dividend yield	0.00%
Expected stock price volatility	55.00%
Risk free interest rate	4.10%
Expected life of options	6 years 3 months